CAPITAL STOCK (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CAPITAL STOCK [Abstract]
Common stock shares authorized prior to reverse split	400,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares outstanding	39,828,881	31,860,460
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding	0	0
Issuance of common stock for services, shares	334,902	733,330
Issuance of common stock for services	$ 49,251	$ 158,760
Issuance of common stock for conversion of notes payable, shares		3,946,233
Issuance of common stock for conversion of notes payable		947,096
Issuance of common stock for compensation, shares	7,633,519
Issuance of common stock for compensation	$ 1,526,704